Deferred Income Taxes (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Deferred Income Taxes
Tax value of tax losses to be carried forward	€ 13.0
Gross unrecognised deferred tax asset balance	€ 490.2
Corporate tax rate	25.00%
Net balance	€ 135.6
Deferred tax assets	€ 0.0
Minimum
Deferred Income Taxes
Term to utilize unused tax losses	3 years
Maximum
Deferred Income Taxes
Term to utilize unused tax losses	5 years